Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative instruments

We use derivatives to manage exposure to market risk including interest rate risk, equity price risk and foreign currency risk, as well as credit risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades. In addition, we periodically manage positions for our own account. Positions managed for our own account are immaterial to our foreign exchange and other trading revenue and to our overall results of operations.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements and collateral arrangements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign currency, interest rate and equity price risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. Counterparty default losses were $2.1 million in 2013 and less than $1 million in 2012.

Hedging derivatives

We utilize interest rate swap agreements to manage our exposure to interest rate fluctuations. For hedges of available-for-sale investment securities, deposits and long-term debt, the hedge documentation specifies the terms of the hedged items and the interest rate swaps and indicates that the derivative is hedging a fixed rate item and is a fair value hedge, that the hedge exposure is to the changes in the fair value of the hedged item due to changes in benchmark interest rates, and that the strategy is to eliminate fair value variability by converting fixed-rate interest payments to LIBOR.

The available-for-sale investment securities hedged consist of sovereign debt, U.S. Treasury bonds, agency commercial mortgage-backed securities and covered bonds that had original maturities of 30 years or less at initial purchase. The swaps on all of these investment securities are not callable. All of these securities are hedged with “pay fixed rate, receive variable rate” swaps of similar maturity, repricing and fixed rate coupon. At Dec. 31, 2013, $6.4 billion face amount of securities were hedged with interest rate swaps that had notional values of $6.6 billion.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years. We issue both callable and non-callable debt. The non-callable debt is hedged with simple interest rate swaps similar to those described for deposits. Callable debt is hedged with callable swaps where the call dates of the swaps exactly match the call dates of the debt. At Dec. 31, 2013, $14.8 billion par value of debt was hedged with interest rate swaps that had notional values of $14.8 billion.
In addition, we enter into foreign exchange hedges. We use forward foreign exchange contracts with maturities of nine months or less to hedge our British Pound, Euro, Hong Kong Dollar, Indian Rupee and Singapore Dollar foreign exchange exposure with respect to foreign currency forecasted revenue and expense transactions in entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2013, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $185 million (notional), with a pre-tax gain of $7 million recorded in accumulated other comprehensive income. This gain will be reclassified to income or expense over the next nine months.

We use forward foreign exchange contracts with remaining maturities of nine months or less as hedges against our foreign exchange exposure to Australian Dollar, Euro, Swedish Krona, British Pound, Danish Krone, Norwegian Krone and Japanese Yen with respect to interest-bearing deposits with banks and their associated forecasted interest revenue. These hedges are designated as cash flow hedges. These hedges are effected such that their maturities and notional values match those of the deposits with banks. As of Dec. 31, 2013, the hedged interest-bearing deposits with banks and their designated forward foreign exchange contract hedges were $1.6 billion (notional), with a pre-tax gain of less than $1 million recorded in accumulated other comprehensive income. This gain will be reclassified to net interest revenue over the next nine months.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts have maturities of less than two years. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. Changes in the value of the forward foreign exchange contracts offset the changes in value of the foreign investments due to changes in foreign exchange rates. The change in fair market value of these forward foreign exchange contracts is deferred and reported within accumulated translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2013, forward foreign exchange contracts with notional amounts totaling $5.6 billion were designated as hedges.

In addition to forward foreign exchange contracts, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. Those non-derivative financial instruments designated as hedges of our net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies, and, at Dec. 31, 2013, had a combined U.S. dollar equivalent value of $541 million.

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2013	2012	2011
Fair value hedges on loans	$—	$—	$0.1
Fair value hedges of securities	14.1	(3.3)	(8.6)
Fair value hedges of deposits and long-term debt	3.7	(14.8)	(5.3)
Cash flow hedges	(0.1)	0.1	(0.1)
Other (a)	0.1	1.6	(0.1)
Total	$17.8	$(16.4)	$(14.0)

(a)	Includes ineffectiveness recorded on foreign exchange hedges.

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2013 and Dec. 31, 2012.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments (a):
Interest rate contracts	$21,402	$19,679	$1,206	$928	$167	$343
Foreign exchange contracts	7,382	16,805	76	61	336	361
Total derivatives designated as hedging instruments			$1,282	$989	$503	$704
Derivatives not designated as hedging instruments (b):
Interest rate contracts	$767,341	$796,155	$14,712	$22,789	$15,212	$23,341
Foreign exchange contracts	420,142	359,204	3,610	3,513	3,536	3,632
Equity contracts	24,123	11,375	684	311	1,003	413
Credit contracts	101	166	—	—	—	—
Total derivatives not designated as hedging instruments			$19,006	$26,613	$19,751	$27,386
Total derivatives fair value (c)			$20,288	$27,602	$20,254	$28,090
Effect of master netting agreements (d)			(15,806)	(22,311)	(14,421)	(20,990)
Fair value after effect of master netting agreements			$4,482	$5,291	$5,833	$7,100

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.

(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.

(d)
Master netting agreements are reported net of cash collateral received and paid of $1,841 million and $456 million, respectively, at Dec. 31, 2013, and $1,452 million and $131 million, respectively, at Dec. 31, 2012.

At Dec. 31, 2013, $466 billion (notional) of interest rate contracts will mature within one year, $164 billion between one and five years, and $159 billion after five years. At Dec. 31, 2013, $412 billion (notional) of foreign exchange contracts will mature within one year, $7 billion between one and five years, and $9 billion after five years.

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2013	2012	2011		2013	2012	2011
Interest rate contracts	Net interest revenue	$486	$(47)	$(150)	Net interest revenue	$(468)	$29	$136

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2013	2012	2011		2013	2012	2011		2013	2012	2011
FX contracts	$(27)	$4	$(118)	Net interest revenue	$(28)	$1	$(114)	Net interest revenue	$—	$—	$—
FX contracts	(3)	2	(6)	Other revenue	(1)	3	(6)	Other revenue	(0.1)	0.1	(0.1)
FX contracts	154	236	(525)	Trading revenue	154	236	(525)	Trading revenue	—	—	—
FX contracts	7	(1)	3	Salary expense	(1)	(1)	2	Salary expense	—	—	—
Total	$131	$241	$(646)		$124	$239	$(643)		$(0.1)	$0.1	$(0.1)

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2013	2012	2011		2013	2012	2011		2013	2012	2011
FX contracts	$(50)	$(181)	$75	Net interest revenue	$2	$—	$—	Other revenue	$0.1	$1.6	$(0.1)

Trading activities (including trading derivatives)

We manage trading risk through a system of position limits, a VaR methodology based on Monte Carlo simulations, stop loss advisory triggers, and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period for most instruments, utilizes a 99% confidence level, and incorporates the non-linear characteristics of options. The VaR model is one of several statistical models used to develop economic capital results, which is allocated to lines of business for computing risk-adjusted performance.

As the VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historic market events are also performed. Stress tests, by their design, incorporate the impact of reduced liquidity and the breakdown of observed correlations. The results of these stress tests are reviewed weekly with senior management.
Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2013	2012	2011
Foreign exchange	$608	$520	$761
Other trading revenue:
Fixed income	38	142	65
Equity/other	28	30	22
Total other trading revenue	66	172	87
Total	$674	$692	$848

Foreign exchange includes income from purchasing and selling foreign currencies and currency forwards, futures and options. Fixed income reflects results from futures and forward contracts, interest rate swaps, structured foreign currency swaps, options, and fixed income securities. Equity/Other primarily includes revenue from equity securities and equity derivatives.

Counterparty credit risk and collateral

We assess credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 20 of the Notes to Consolidated Financial Statements.

Disclosure of contingent features in over-the-counter (“OTC”) derivative instruments

Certain OTC derivative contracts and/or collateral agreements of The Bank of New York Mellon, our largest banking subsidiary and the subsidiary through which BNY Mellon enters into the substantial majority of all of its OTC derivative contracts and/or collateral agreements, contain provisions that may require us to take certain actions if The Bank of New York Mellon’s public debt rating fell to a certain level. Early termination provisions, or “close-out” agreements, in those contracts could trigger immediate payment of outstanding contracts that are in net liability positions. Certain collateral agreements would require The Bank of New York Mellon to immediately post additional collateral to cover some or all of The Bank of New York Mellon’s liabilities to a counterparty.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2013 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$110	million
Baa2/BBB	$745	million
Bal/BB+	$1,849	million

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.

The aggregated fair value of contracts impacting potential trade close-out amounts and collateral obligations can fluctuate from quarter to quarter due to changes in market conditions, changes in the composition of counterparty trades, new business, or changes to the agreement definitions establishing close-out or collateral obligations.

Additionally, if The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2013, existing collateral arrangements would have required us to have posted an additional $430 million of collateral.

Offsetting assets and liabilities

The following tables present derivative instruments and financial instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments or financial instruments subject to a netting agreement for which we are not currently netting.

Offsetting of financial assets and derivative assets
	Dec. 31, 2013				Dec. 31, 2012
(in millions)	Gross assets recognized	Offset in the balance sheet	(a)	Net assets recognized	Gross assets recognized	Offset in the balance sheet	(a)	Net assets recognized
Derivatives subject to netting arrangements:
Interest rate contracts	$14,798	$13,231		$1,567	$22,234	$20,042		$2,192
Foreign exchange contracts	2,778	2,294		484	3,255	2,171		1,084
Equity and other contracts	607	281		326	264	98		166
Total derivatives subject to netting arrangements	18,183	15,806		2,377	25,753	22,311		3,442
Total derivatives not subject to netting arrangements	2,105	—		2,105	1,849	—		1,849
Total derivatives	20,288	15,806		4,482	27,602	22,311		5,291
Reverse repurchase agreements	10,180	1,096	(b)	9,084	6,718	137	(b)	6,581
Total	$30,468	$16,902		$13,566	$34,320	$22,448		$11,872

(a)
Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of financial liabilities and derivative liabilities
	Dec. 31, 2013				Dec. 31, 2012
(in millions)	Gross liabilities recognized	Offset in the balance sheet	(a)	Net liabilities recognized	Gross liabilities recognized	Offset in the balance sheet	(a)	Net liabilities recognized
Derivatives subject to netting arrangements:
Interest rate contracts	$14,914	$12,429		$2,485	$23,274	$19,069		$4,205
Foreign exchange contracts	2,292	1,711		581	3,423	1,823		1,600
Equity and other contracts	800	281		519	310	98		212
Total derivatives subject to netting arrangements	18,006	14,421		3,585	27,007	20,990		6,017
Total derivatives not subject to netting arrangements	2,248	—		2,248	1,083	—		1,083
Total derivatives	20,254	14,421		5,833	28,090	20,990		7,100
Repurchase agreements	10,528	1,096	(b)	9,432	7,153	137	(b)	7,016
Total	$30,782	$15,517		$15,265	$35,243	$21,127		$14,116

(a)
Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.